Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2018		kr 3,990	kr 6	kr (117)	kr (42)	kr 14,402	kr 18,239
Net profit for the year						1,027	1,027	[1]
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(8)				(8)
Tax on items to be reclassified to profit or loss			2				2
Items not to be reclassified to profit or loss
Own credit risk				24			24
Revaluation of defined benefit plans					(4)		(4)
Tax on items not to be reclassified to profit or loss				(5)	1		(4)
Total other comprehensive income			(6)	19	(3)		10
Total comprehensive income			kr (6)	19	(3)	1,027	1,037	[1]
Dividend						(194)	(194)
Balance at the end of the year at Dec. 31, 2019	[2],[3]	3,990		(98)	(45)	15,235	19,082
Net profit for the year						968	968	[1]
Items not to be reclassified to profit or loss
Own credit risk				18			18
Revaluation of defined benefit plans					1		1
Tax on items not to be reclassified to profit or loss				(4)	(1)		(5)
Total other comprehensive income				14	0		14
Total comprehensive income				14	0	968	982	[1]
Balance at the end of the year at Dec. 31, 2020	[2],[3]	3,990		(84)	(45)	16,203	20,064
Net profit for the year						1,034	1,034	[1]
Items not to be reclassified to profit or loss
Own credit risk				(24)			(24)
Revaluation of defined benefit plans					24		24
Tax on items not to be reclassified to profit or loss				6	(6)		0
Total other comprehensive income				(18)	18		0
Total comprehensive income				(18)	18	1,034	1,034	[1]
Dividend						(290)	(290)
Balance at the end of the year at Dec. 31, 2021	[2],[3]	kr 3,990		kr (102)	kr (27)	kr 16,947	kr 20,808

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	See Note 22.
[3]	The entire equity is attributable to the shareholder of the Parent Company.